Note 20 - Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
(In Thousands, Except Per Share Data)
Purchase Price Consideration in Common Stock
Middlefield Banc Corp. shares issued	544,610
Value assigned to Middlefield Banc Corp. common shares	$38.55
Purchase price assigned to Liberty common shares exchanged for		20,995
Middlefield Banc Corp. shares
Purchase Price Consideration in Cash
Purchase price assigned to Liberty common shares exchanged for cash		21,173
Total Purchase Price		42,168
Previously held equity interest in Liberty		1,068
Net Assets Acquired:
Liberty shareholders equity	$30,474
Adjustments to reflect assets acquired at fair value:
Loans
Allowance for loan loss	3,257
Loans - interest rate	578
Loans - general credit	(2,161)
Core deposit intangible	3,087
Other	254
Adjustments to reflect liabilities acquired at fair value:
Time deposits	(141)
Deferred taxes	(906)
Change in control	(1,718)
Total net assets acquired		32,724
Goodwill resulting from merger		$10,512

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
(In Thousands)
Total purchase price		$42,168
Previously held equity interest in Liberty		1,068
Assets (liabilities) acquired:
Net assets acquired:
Cash	26,604
Loans and loans held for sale	201,341
Premises and equipment, net	325
Accrued interest receivable	440
Bank-owned life insurance	1,681
Core deposit intangible	3,087
Other assets	997
Time deposits	(30,744)
Non-time deposits	(167,300)
Accrued interest payable	(47)
Deferred taxes	(906)
Other liabilities	(2,754)
Total net assets acquired		32,724
Goodwill resulting from the Liberty merger		$10,512

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2019	$341
2020	332
2021	321
2022	309
2023	296
Thereafter	798
Total	$2,397

Business Acquisition, Pro Forma Information [Table Text Block]
Actual from Acquisition Date Through December 31, 2017
(in thousands)

Net interest income	$10,354
Noninterest income	$744
Net income	$2,625
	Twelve-month period ended December 31,
		(Unaudited)
	2018	2017
	(in thousands, except per share data)

Net interest income	$40,448	$37,646
Noninterest income	3,728	4,920
Net income	$12,431	$8,438
Pro forma earnings per share:
Basic	$3.85	$2.79
Diluted	$3.83	$2.77

Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Remaining	2019	$341
	2020	332
	2021	321
	2022	309
	2023	296
	Thereafter	798
	Total	$2,397